Earnings per ordinary share	12 Months Ended
Dec. 31, 2024
Earnings per ordinary share
Earnings per ordinary share

13.  Earnings per ordinary share

Basic earnings per ordinary share are calculated by dividing the consolidated profit for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year. Dilutive earnings per share assumes the exercise of stock options, provided that the effect is dilutive.

	2024	2023	2022
Basic profit per share (EPS)
Numerator:
Profit for the year attributable to the Parent	23,538	82,662	440,314
Denominator:
Weighted-average number of shares outstanding to equity holders	188,144,651	187,872,191	187,815,672
Basic profit for the period attributable to equity holders	0.13	0.44	2.34

Diluted profit per share (EPS)
Numerator:
Profit for the year attributable to the Parent	23,538	82,662	440,314
Denominator:
Weighted-average number of shares outstanding to equity holders	188,144,651	187,872,191	187,815,672
Effect of dilutive securities from equity incentive plans	664,267	2,417,617	1,809,523
Weighted-average number of shares outstanding - diluted to equity holders	188,808,918	190,289,808	189,625,195
Diluted profit for the period attributable to equity holders	0.12	0.43	2.32

In periods for which we have a loss, basic net loss per share is the same as diluted net loss per share. We exclude from our calculation of diluted loss per share all potentially dilutive in-the-money equity awards, which would have been anti-dilutive.

No potential ordinary shares were excluded from the calculation of diluted earnings (loss) per ordinary share because their effect would be anti-dilutive in 2024, 2023 and 2022.